DERIVATIVE FINANCIAL INSTRUMENTS (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 05, 2018 BRL (R$)	Mar. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets	$ 5,382	$ 11,313			$ 8,177
Liabilities	(2,456)	682			(6,352)
Non-current portion, assets	5,382	11,313
Non-current portion, liabilities	2,289	682
Current portion, assets	0	0
Current portion, liabilities	167	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets	14,762	12,234
Liabilities	(11,669)	(1,604)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets		0
Liabilities		0			(1,212)
Interest rate swaps | Cashflow hedges
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	0	0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Assets	0	0			$ 748
Liabilities	(167)	682
Contractual amounts to be exchanged | R$			R$ 33,000
Variable rate			2.10%	2.10%
Hedged loan, USD				$ 10,092
Fixed rate			3.40%	3.40%
Cross-currency swaps | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets	5,382	11,313
Liabilities	$ (2,289)	$ 0